2021 QUARTERLY REPORT
LifePoints
®
Funds
January 31, 2021
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 5 of
these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
January 31, 2021 (Unaudited)
Table of Contents

Russell Investment Company – Lifepoints
®
Funds.
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.6%
Domestic Equities - 4.8%
Multifactor U.S. Equity Fund Class Y 322,566 4,693
U.S. Small Cap Equity Fund Class Y 95,916 3,127
7,820
Fixed Income - 68.3%
Multifactor Bond Fund Class Y 779,073 7,985
Short Duration Bond Fund Class Y 1,453,515 28,809
Strategic Bond Fund Class Y 3,035,332 33,571
Unconstrained Total Return Fund Class Y 4,154,591 40,008
110,373
International Equities - 3.9%
Emerging Markets Fund Class Y 141,426 3,090
Multifactor International Equity Fund Class Y 322,640 3,123
6,213
Multi-Asset - 19.6%
Multi-Strategy Income Fund Class Y 3,090,891 31,620
Total Investments in Affiliated Funds
(cost $142,716) 156,026
Short-Term Investments - 1.8%
U.S. Cash Management Fund(@) 2,968,396 (∞)
2,968
Total Short-Term Investments
(cost $2,968) 2,968
Total Investments - 98.4%
(identified cost $145,684) 158,994
Other Assets and Liabilities, Net - 1.6%
2,630
Net Assets - 100.0%
161,624

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 53 EUR 1,843 03/21
(11)
FTSE 100 Index Futures 21 GBP 1,336 03/21
(33)
MSCI Emerging Markets Index Futures 37 USD 2,453 03/21
139
Russell 2000 E-Mini Index Futures 27 USD 2,792 03/21
207
S&P 500 E-Mini Index Futures 40 USD 7,411 03/21
131
United States Treasury Ultra Bond Futures 56 USD 11,464 03/21
(662)
Short Positions
NASDAQ 100 E-Mini Index Futures 12 USD 3,099 03/21
(129)
TOPIX Index Futures 10 JPY 180,400 03/21
(46)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(404)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 818 EUR 674 03/17/21 1
Bank of New York USD 1,061 GBP 789 03/17/21 22
Bank of New York CAD 1,435 USD 1,123 03/17/21 —
Royal Bank of Canada USD 819 EUR 674 03/17/21 —
Royal Bank of Canada USD 1,063 GBP 789 03/17/21 19
Royal Bank of Canada CAD 1,435 USD 1,123 03/17/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
42
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 13,000 (5.000%)
(2)
12/20/25
(816) (221) (1,037)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 7,000 (1.000%)
(2)
12/20/25
(157) 9 (148)
Total Open Credit Indices Contracts (å) (973) (212) (1,185)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 156,026 $ — $ —
$ —
$ 156,026
Short-Term Investments — — —
2,968
2,968
Total Investments 156,026 — — 2,968 158,994
Other Financial Instruments
Assets

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 5
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 477 — — — 477
Foreign Currency Exchange Contracts — 42 — — 42
Liabilities
Futures Contracts (881) — — — (881)
Credit Default Swap Contracts — (1,185) — — (1,185)
Total Other Financial Instruments
*
$ (404) $ (1,143) $ — $ — $ (1,547)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 92.9%
Alternative - 1.9%
Commodity Strategies Fund Class Y 897,182 4,737
Domestic Equities - 13.1%
Multifactor U.S. Equity Fund Class Y 1,113,559 16,202
U.S. Small Cap Equity Fund Class Y 495,754 16,162
32,364
Fixed Income - 49.7%
Multifactor Bond Fund Class Y 3,230,771 33,115
Strategic Bond Fund Class Y 2,136,710 23,632
Unconstrained Total Return Fund Class Y 6,884,016 66,293
123,040
International Equities - 16.8%
Emerging Markets Fund Class Y 516,258 11,280
Global Equity Fund Class Y 2,012,499 16,261
Multifactor International Equity Fund Class Y 1,437,170 13,912
41,453
Multi-Asset - 11.4%
Multi-Strategy Income Fund Class Y 2,756,976 28,204
Total Investments in Affiliated Funds
(cost $206,592) 229,798
Options Purchased - 1.7%
(Number of Contracts)
EURO STOXX 50 Index
Goldman Sachs Mar 2021 3,314.80 Call (4,318) EUR 1 4 ,313 (ÿ)
1,214
FTSE 100 Index
Morgan Stanley Dec 2021 6,400.00 Call (336) GBP 21,504 (ÿ)
1,844
S&P 500 Index
Morgan Stanley Feb 2021 3,600.00 Call (73) USD 26,280 (ÿ)
1,226
Total Options Purchased
(cost $3,892) 4,284
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 8,003,504 (∞)
8,002
Total Short-Term Investments
(cost $8,002) 8,002
Total Investments - 97.9%
(identified cost $218,486) 242,084
Other Assets and Liabilities, Net - 2.1%
5,239
Net Assets - 100.0%
247,323

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 18 USD 1,193 03/21
67
S&P 500 E-Mini Index Futures 20 USD 3,705 03/21
65
United States Treasury Ultra Bond Futures 73 USD 14,945 03/21
(861)
Short Positions
EURO STOXX 50 Index Futures 164 EUR 5,704 03/21
194
FTSE 100 Index Futures 57 GBP 3,626 03/21
91
NASDAQ 100 E-Mini Index Futures 62 USD 16,010 03/21
(668)
Russell 2000 E-Mini Index Futures 17 USD 1,758 03/21
(131)
TOPIX Index Futures 21 JPY 378,839 03/21
(97)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,340)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Morgan Stanley
Put 73 3,025.00 USD 22,083 02/19/21
(55)
Total Liability for Options Written (premiums received $274)
(55)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TWD 125,440 USD 4,524 03/17/21 26
Citigroup CNY 21,610 USD 3,287 03/17/21 (53)
State Street USD 3,288 CNY 21,610 03/17/21 51
State Street USD 2,789 KRW 3,046,160 03/17/21 (65)
State Street USD 4,548 TWD 125,440 03/17/21 (49)
UBS KRW 3,046,160 USD 2,808 03/17/21 84
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(6)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 27,000 (5.000%)
(2)
12/20/25
(964) (1,190) (2,154)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 3,000 (1.000%)
(2)
12/20/25
(67) 4 (63)
Total Open Credit Indices Contracts (å) (1,031) (1,186) (2,217)

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Moderate Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 229,798 $ — $ —
$ —
$ 229,798
Options Purchased 4,284 — —
—
4,284
Short-Term Investments — — —
8,002
8,002
Total Investments 234,082 — — 8,002 242,084
Other Financial Instruments
Assets
Futures Contracts 417 — — — 417
Foreign Currency Exchange Contracts — 161 — — 161
Liabilities
Futures Contracts (1,757) — — — (1,757)
Options Written (55) — — — (55)
Foreign Currency Exchange Contracts — (167) — — (167)
Credit Default Swap Contracts — (2,217) — — (2,217)
Total Other Financial Instruments
*
$ (1,395) $ (2,223) $ — $ — $ (3,618)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 91.4%
Alternative - 3.8%
Commodity Strategies Fund Class Y 3,873,558 20,452
Global Real Estate Securities Fund Class Y 640,333 20,241
40,693
Domestic Equities - 16.8%
Multifactor U.S. Equity Fund Class Y 5,517,351 80,277
U.S. Dynamic Equity Fund Class Y 4,559,758 40,035
U.S. Small Cap Equity Fund Class Y 1,854,654 60,462
180,774
Fixed Income - 30.7%
Multifactor Bond Fund Class Y 2,895,228 29,676
Strategic Bond Fund Class Y 10,784,605 119,278
Unconstrained Total Return Fund Class Y 18,838,639 181,415
330,369
International Equities - 30.7%
Emerging Markets Fund Class Y 2,728,731 59,623
Global Equity Fund Class Y 18,630,541 150,535
Multifactor International Equity Fund Class Y 12,373,059 119,771
329,929
Multi-Asset - 9.4%
Multi-Strategy Income Fund Class Y 9,870,687 100,977
Total Investments in Affiliated Funds
(cost $884,588) 982,742
Options Purchased - 2.0%
(Number of Contracts)
EURO STOXX 50 Index
Goldman Sachs Mar 2021 3,314.80 Call (29,687) EUR 98,406 (ÿ)
8,346
FTSE 100 Index
Morgan Stanley Dec 2021 6,400.00 Call (1,394) GBP 89,216 (ÿ)
7,650
S&P 500 Index
Morgan Stanley Feb 2021 3,600.00 Call (309) USD 111,240 (ÿ)
5,191
Total Options Purchased
(cost $18,820) 21,187
Short-Term Investments - 5.0%
U.S. Cash Management Fund(@) 54,305,942 (∞)
54,295
Total Short-Term Investments
(cost $54,295) 54,295
Total Investments - 98.4%
(identified cost $957,703) 1,058,224
Other Assets and Liabilities, Net - 1.6%
16,842
Net Assets - 100.0%
1,075,066

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Balanced Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 656 USD 67,837 03/21
5,057
United States Treasury Ultra Bond Futures 238 USD 48,723 03/21
(2,810)
Short Positions
EURO STOXX 50 Index Futures 403 EUR 14,016 03/21
475
FTSE 100 Index Futures 12 GBP 763 03/21
19
Hang Seng Index Futures 15 HKD 21,239 02/21
108
MSCI Emerging Markets Index Futures 88 USD 5,835 03/21
(329)
NASDAQ 100 E-Mini Index Futures 413 USD 106,647 03/21
(4,451)
S&P 500 E-Mini Index Futures 134 USD 24,825 03/21
(439)
S&P/TSX 60 Index Futures 29 CAD 5,934 03/21
71
TOPIX Index Futures 224 JPY 4,040,960 03/21
(1,008)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(3,307)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Morgan Stanley
Put 309 3,025.00 USD 93,473 02/19/21
(235)
Total Liability for Options Written (premiums received $1,161)
(235)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TWD 611,760 USD 22,065 03/17/21
124
Bank of Montreal CAD 2,821 USD 2,208 03/17/21
2
Bank of Montreal EUR 3,035 USD 3,680 03/17/21
(7)
Bank of Montreal HKD 35,940 USD 4,636 03/17/21
—
Bank of New York CAD 2,821 USD 2,206 03/17/21
—
Bank of New York EUR 3,035 USD 3,682 03/17/21
(5)
Bank of New York HKD 35,940 USD 4,636 03/17/21
1
Citigroup CNY 131,070 USD 19,934 03/17/21
(320)
JPMorgan Chase USD 23,182 HKD 179,698 03/17/21
(4)
JPMorgan Chase CAD 2,821 USD 2,206 03/17/21
—
JPMorgan Chase EUR 3,035 USD 3,684 03/17/21
(3)
JPMorgan Chase HKD 35,940 USD 4,636 03/17/21
1
Royal Bank of Canada CAD 2,821 USD 2,207 03/17/21
1
Royal Bank of Canada EUR 3,035 USD 3,688 03/17/21
1
Royal Bank of Canada HKD 35,940 USD 4,636 03/17/21
1
Standard Chartered CAD 2,821 USD 2,206 03/17/21
—
Standard Chartered EUR 3,035 USD 3,682 03/17/21
(5)
Standard Chartered HKD 35,940 USD 4,636 03/17/21
1
State Street USD 19,944 CNY 131,070 03/17/21
310
State Street USD 1,831 KRW 2,000,000 03/17/21
(43)
State Street USD 8,241 KRW 9,000,000 03/17/21
(193)
State Street USD 8,506 KRW 9,289,840 03/17/21
(199)
State Street USD 22,180 TWD 611,760 03/17/21
(240)
UBS KRW 20,289,840 USD 18,706 03/17/21
562

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 11
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(å)
(15)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 63,000 (5.000%)
(2)
12/20/25
(1,990) (3,035) (5,025)
CDX NA Investment Grade
Index Bank of America
Sell
USD 11,000 1.000%
(2)
12/20/25
248 (16) 232
Total Open Credit Indices Contracts (å) (1,742) (3,051) (4,793)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 982,742 $ — $ —
$ —
$ 982,742
Options Purchased 21,187 — —
—
21,187
Short-Term Investments — — —
54,295
54,295
Total Investments 1,003,929 — — 54,295 1,058,224
Other Financial Instruments
Assets
Futures Contracts 5,730 — — — 5,730
Foreign Currency Exchange Contracts — 1,004 — — 1,004
Credit Default Swap Contracts — 232 — — 232
Liabilities
Futures Contracts (9,037) — — — (9,037)
Options Written (235) — — — (235)
Foreign Currency Exchange Contracts — (1,019) — — (1,019)
Credit Default Swap Contracts — (5,025) — — (5,025)
Total Other Financial Instruments
*
$ (3,542) $ (4,808) $ — $ — $ (8,350)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.0%
Alternative - 3.9%
Commodity Strategies Fund Class Y 3,237,505 17,094
Global Real Estate Securities Fund Class Y 529,079 16,724
33,818
Domestic Equities - 29.7%
Multifactor U.S. Equity Fund Class Y 8,025,127 116,766
U.S. Dynamic Equity Fund Class Y 7,571,240 66,475
U.S. Small Cap Equity Fund Class Y 2,323,883 75,759
259,000
Fixed Income - 14.6%
Unconstrained Total Return Fund Class Y 13,295,038 128,031
International Equities - 35.2%
Emerging Markets Fund Class Y 2,661,346 58,150
Global Equity Fund Class Y 15,442,864 124,779
Multifactor International Equity Fund Class Y 12,851,539 124,403
307,332
Multi-Asset - 9.6%
Multi-Asset Growth Strategy Fund Class Y 7,973,518 83,562
Total Investments in Affiliated Funds
(cost $718,760) 811,743
Options Purchased - 1.2%
(Number of Contracts)
EURO STOXX 50 Index
Goldman Sachs Mar 2021 3,314.80 Call (22,400) EUR 74,252 (ÿ)
6,297
S&P 500 Index
Morgan Stanley Feb 2021 3,600.00 Call (244) USD 87,840 (ÿ)
4,099
Total Options Purchased
(cost $7,952) 10,396
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 36,889,821 (∞)
36,882
Total Short-Term Investments
(cost $36,882) 36,882
Total Investments - 98.4%
(identified cost $763,594) 859,021
Other Assets and Liabilities, Net - 1.6%
14,123
Net Assets - 100.0%
873,144

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 13
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE 100 Index Futures 471 GBP 29,960 03/21
(864)
MSCI Emerging Markets Index Futures 86 USD 5,702 03/21
322
Russell 2000 E-Mini Index Futures 292 USD 30,196 03/21
2,249
S&P 500 E-Mini Index Futures 64 USD 11,857 03/21
209
United States Treasury Ultra Bond Futures 160 USD 32,755 03/21
(1,889)
Short Positions
EURO STOXX 50 Index Futures 415 EUR 14,434 03/21
490
Hang Seng Index Futures 41 HKD 58,054 02/21
296
NASDAQ 100 E-Mini Index Futures 253 USD 65,331 03/21
(2,726)
S&P/TSX 60 Index Futures 28 CAD 5,729 03/21
69
SPI 200 Index Futures 37 AUD 6,050 03/21
13
TOPIX Index Futures 190 JPY 3,427,600 03/21
(855)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,686)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Morgan Stanley
Put 244 3,025.00 USD 73,810 02/19/21
(185)
Total Liability for Options Written (premiums received $917)
(185)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TWD 501,900 USD 18,103 03/17/21 102
Bank of Montreal CAD 1,276 USD 999 03/17/21 1
Bank of Montreal EUR 2,551 USD 3,093 03/17/21 (6)
Bank of Montreal HKD 31,772 USD 4,098 03/17/21 —
Bank of New York CAD 1,276 USD 998 03/17/21 —
Bank of New York EUR 2,551 USD 3,094 03/17/21 (5)
Bank of New York HKD 31,772 USD 4,099 03/17/21 1
Citigroup CNY 85,360 USD 12,982 03/17/21 (208)
JPMorgan Chase USD 20,494 HKD 158,858 03/17/21 (4)
JPMorgan Chase CAD 1,276 USD 998 03/17/21 —
JPMorgan Chase EUR 2,551 USD 3,096 03/17/21 (3)
JPMorgan Chase HKD 31,772 USD 4,099 03/17/21 1
Royal Bank of Canada CAD 1,276 USD 998 03/17/21 —
Royal Bank of Canada EUR 2,551 USD 3,099 03/17/21 1
Royal Bank of Canada HKD 31,772 USD 4,099 03/17/21 1
Standard Chartered CAD 1,276 USD 998 03/17/21 —
Standard Chartered EUR 2,551 USD 3,094 03/17/21 (5)
Standard Chartered HKD 31,772 USD 4,099 03/17/21 1
State Street USD 12,988 CNY 85,360 03/17/21 202
State Street USD 5,494 KRW 6,000,000 03/17/21 (129)
State Street USD 9,059 KRW 9,893,670 03/17/21 (212)
State Street USD 18,197 TWD 501,900 03/17/21 (197)
UBS KRW 15,893,670 USD 14,653 03/17/21 442
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(17)

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Purchase
USD 35,900 (5.000%)
(2)
12/20/25
(1,162) (1,702) (2,864)
CDX NA Investment Grade
Index Morgan Stanley
Sell
USD 10,400 1.000%
(2)
12/20/25
235 (15) 220
Total Open Credit Indices Contracts (å) (927) (1,717) (2,644)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 811,743 $ — $ —
$ —
$ 811,743
Options Purchased 10,396 — —
—
10,396
Short-Term Investments — — —
36,882
36,882
Total Investments 822,139 — — 36,882 859,021
Other Financial Instruments
Assets
Futures Contracts 3,64 8 — — — 3,64 8
Foreign Currency Exchange Contracts — 7 52 — — 7 52
Credit Default Swap Contracts — 220 — — 220
Liabilities
Futures Contracts (6,33 4 ) — — — (6,33 4 )
Options Written (185) — — — (185)
Foreign Currency Exchange Contracts — (7 69 ) — — (76 9 )
Credit Default Swap Contracts — (2,864) — — (2,864)
Total Other Financial Instruments
*
$ (2,87 1 ) $ (2,661) $ — $ — $ (5,532)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 15
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.3%
Alternative - 2.9%
Global Real Estate Securities Fund Class Y 333,911 10,555
Domestic Equities - 34.2%
Multifactor U.S. Equity Fund Class Y 3,368,508 49,012
U.S. Dynamic Equity Fund Class Y 3,199,679 28,093
U.S. Small Cap Equity Fund Class Y 1,451,780 47,328
124,433
Fixed Income - 7.4%
Unconstrained Total Return Fund Class Y 2,785,778 26,827
International Equities - 47.0%
Emerging Markets Fund Class Y 1,580,165 34,527
Global Equity Fund Class Y 9,108,712 73,598
Multifactor International Equity Fund Class Y 6,488,389 62,808
170,933
Multi-Asset - 3.8%
Multi-Asset Growth Strategy Fund Class Y 1,338,327 14,026
Total Investments in Affiliated Funds
(cost $328,915) 346,774
Options Purchased - 1.3%
(Number of Contracts)
EURO STOXX 50 Index
Goldman Sachs Mar 2021 3,314.80 Call (10,526) EUR 34,892 (ÿ)
2,959
S&P 500 Index
Morgan Stanley Feb 2021 3,600.00 Call (104) USD 37,440 (ÿ)
1,747
Total Options Purchased
(cost $3,605) 4,706
Short-Term Investments - 1.8%
U.S. Cash Management Fund(@) 6,580,793 (∞)
6,579
Total Short-Term Investments
(cost $6,579) 6,579
Total Investments - 98.4%
(identified cost $339,099) 358,059
Other Assets and Liabilities, Net - 1.6%
5,952
Net Assets - 100.0%
364,011

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Equity Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE 100 Index Futures 198 GBP 12,595 03/21
(363)
Russell 2000 E-Mini Index Futures 11 USD 1,138 03/21
84
S&P 500 E-Mini Index Futures 13 USD 2,408 03/21
43
S&P/TSX 60 Index Futures 12 CAD 2,455 03/21
(29)
SPI 200 Index Futures 12 AUD 1,962 03/21
(4)
United States Treasury Ultra Bond Futures 34 USD 6,960 03/21
(402)
Short Positions
EURO STOXX 50 Index Futures 88 EUR 3,061 03/21
104
MSCI Emerging Markets Index Futures 100 USD 6,631 03/21
(373)
NASDAQ 100 E-Mini Index Futures 131 USD 33,827 03/21
(1,412)
TOPIX Index Futures 93 JPY 1,677,719 03/21
(428)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,780)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Morgan Stanley
Put 104 3,025.00 USD 31,460 02/19/21
(79)
Total Liability for Options Written (premiums received $391)
(79)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TWD 295,740 USD 10,667 03/17/21 60
Bank of Montreal USD 591 CAD 756 03/17/21 —
Bank of Montreal USD 1,209 JPY 125,741 03/17/21 (8)
Bank of Montreal AUD 2,113 USD 1,579 03/17/21 (36)
Bank of Montreal CHF 1,088 USD 1,228 03/17/21 5
Bank of Montreal EUR 2,270 USD 2,752 03/17/21 (5)
Bank of Montreal GBP 1,428 USD 1,918 03/17/21 (40)
Bank of New York USD 591 CAD 756 03/17/21 —
Bank of New York USD 1,209 JPY 125,741 03/17/21 (8)
Bank of New York AUD 2,113 USD 1,580 03/17/21 (35)
Bank of New York CHF 1,088 USD 1,228 03/17/21 5
Bank of New York EUR 2,270 USD 2,753 03/17/21 (4)
Bank of New York GBP 1,428 USD 1,919 03/17/21 (38)
Citigroup CNY 69,150 USD 10,517 03/17/21 (168)
Citigroup RUB 192,690 USD 2,602 03/17/21 65
JPMorgan Chase USD 591 CAD 756 03/17/21 —
JPMorgan Chase USD 1,702 HKD 13,193 03/17/21 —
JPMorgan Chase USD 1,209 JPY 125,741 03/17/21 (8)
JPMorgan Chase USD 519 SGD 693 03/17/21 3
JPMorgan Chase AUD 2,113 USD 1,581 03/17/21 (35)
JPMorgan Chase CHF 1,088 USD 1,228 03/17/21 5
JPMorgan Chase EUR 2,270 USD 2,754 03/17/21 (3)
JPMorgan Chase GBP 1,428 USD 1,920 03/17/21 (37)
JPMorgan Chase MXN 2,820 USD 139 03/17/21 2
JPMorgan Chase ZAR 3,920 USD 258 03/17/21 —
Royal Bank of Canada USD 591 CAD 756 03/17/21 —
Royal Bank of Canada USD 1,209 JPY 125,741 03/17/21 (8)
Royal Bank of Canada AUD 2,113 USD 1,582 03/17/21 (33)
Royal Bank of Canada CHF 1,088 USD 1,229 03/17/21 6
Royal Bank of Canada EUR 2,270 USD 2,758 03/17/21 1
Royal Bank of Canada GBP 1,428 USD 1,922 03/17/21 (36)
Standard Chartered USD 591 CAD 756 03/17/21 —

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 17
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 1,208 JPY 125,741 03/17/21 (7)
Standard Chartered AUD 2,113 USD 1,580 03/17/21 (36)
Standard Chartered CHF 1,088 USD 1,228 03/17/21 5
Standard Chartered EUR 2,270 USD 2,753 03/17/21 (4)
Standard Chartered GBP 1,428 USD 1,919 03/17/21 (37)
Standard Chartered INR 80,120 USD 1,075 03/17/21 (17)
State Street USD 2,549 BRL 13,060 03/17/21 (164)
State Street USD 10,522 CNY 69,150 03/17/21 163
State Street USD 1,077 INR 80,120 03/17/21 15
State Street USD 6,044 KRW 6,600,190 03/17/21 (142)
State Street USD 141 MXN 2,820 03/17/21 (4)
State Street USD 2,605 RUB 192,690 03/17/21 (68)
State Street USD 10,723 TWD 295,740 03/17/21 (116)
State Street USD 260 ZAR 3,920 03/17/21 (2)
State Street HKD 13,193 USD 1,702 03/17/21 —
State Street SEK 4,647 USD 549 03/17/21 (8)
State Street SGD 693 USD 519 03/17/21 (3)
UBS BRL 13,060 USD 2,568 03/17/21 184
UBS KRW 6,600,190 USD 6,085 03/17/21 183
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(408)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 12,000 (5.000%)
(2)
12/20/25
(453) (504) (957)
Total Open Credit Indices Contracts (å) (453) (504) (957)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 346,774 $ — $ —
$ —
$ 346,774
Options Purchased 4,706 — —
—
4,706
Short-Term Investments — — —
6,579
6,579
Total Investments 351,480 — — 6,579 358,059
Other Financial Instruments
Assets
Futures Contracts 231 — — — 231
Foreign Currency Exchange Contracts — 702 — — 702
Liabilities
Futures Contracts (3,011) — — — (3,011)
Options Written (79) — — — (79)

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Equity Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — (1,110) — — (1,110)
Credit Default Swap Contracts — (957) — — (957)
Total Other Financial Instruments
*
$ (2,859) $ (1,365) $ — $ — $ (4,224)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
LifePoints
®
Funds
Notes to Schedules of Investments — January 31, 2021 (Unaudited)
Notes to Schedules of Investments 19
Footnotes:
Foreign Currency Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts,or swaps entered into by the Fund.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
AUD - Australian dollar HKD - Hong Kong dollar RUB - Russian ruble
BRL - Brazilian real INR - Indian rupee SEK - Swedish krona
CAD - Canadian dollar JPY - Japanese yen SGD - Singapore dollar
CHF - Swiss franc KRW - South Korean won TRY - Turkish lira
CNY - Chinese renminbi yuan MXN - Mexican peso TWD - Taiwanese dollar
EUR - Euro NOK - Norwegian krone USD - United States dollar
GBP - British pound sterling NZD - New Zealand dollar ZAR - South African rand

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — January 31, 2021 (Unaudited)
20 Notes to Quarterly Report
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds. This Quarterly Report reports on 5 of these funds (each a "Fund" and collectively the "Funds").
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management,
LLC ("RIM"), the Funds' investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows each Fund's approximate target strategic asset allocation to equity, fixed income, multi- asset and alternative asset classes effective on March 1, 2020. As of January 31, 2021, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global Equity,
Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration
Bond, and Multifactor Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy
Income and Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the
Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, alternative or multi-asset category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") which
Asset Allocation* Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 11% 34% 53% 70% 80%
Fixed Income 69% 52% 33% 16% 11%
Multi-Asset 20% 12% 10% 10% 4%
Alternative# - 2% 4% 4% 5%

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 21
require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
22 Notes to Quarterly Report
through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended January 31, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 23
accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign currency exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended January 31, 2021, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
24 Notes to Quarterly Report
The Funds’ period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
As of January 31, 2021, the Funds had cash collateral balances in connection with forward contracts purchased/sold as follows:
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended January 31, 2021, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
As of January 31, 2021, the Funds had cash collateral balances in connection with option contracts purchased/sold as follows:
Funds Strategies
Conservative Strategy Fund Return enhancement and hedging
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Cash Collateral for Forwards
Balanced Strategy Fund $ 50,000
Growth Strategy Fund $ 40,000
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 25
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended January 31, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
As of January 31, 2021, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a
Due to Broker
Growth Strategy Fund $ 371,772
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Cash Collateral for Futures Due to Broker
Conservative Strategy Fund $ 1,755,278 $ —
Moderate Strategy Fund $ 6,802,958 $ 26
Balanced Strategy Fund $ 27,631,739 $ 4
Growth Strategy Fund $ 23,464,882 $ 21
Equity Growth Strategy Fund $ 12,412,689 $ 61

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
26 Notes to Quarterly Report
daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of January 31, 2021, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be
Cash Collateral for Swaps Due to Broker
Conservative Strategy Fund $ 2,130,769 $ —
Moderate Strategy Fund $ 4,011,289 $ 1,490,000
Balanced Strategy Fund $ 8,813,033 $ 10,330,000
Growth Strategy Fund $ 4,921,699 $ 7,420,000
Equity Growth Strategy Fund $ 1,734,382 $ 3,610,000

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 27
representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended January 31, 2021, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds’ period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
28 Notes to Quarterly Report
more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended January 31, 2021, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds’ period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds and the Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United
Kingdom’s Financial Conduct Authority ("FCA"), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-
2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured
Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from
LIBOR on the Funds or the Underlying Funds or on certain instruments in which a Fund or an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' or Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition,
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 29
interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund or an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund or Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund or an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 and the resulting market impact have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may adversely impact a Fund's investments and performance.
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments.
Federal Income Taxes
At January 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Conservative Strategy Fund Moderate Strategy Fund
Cost of Investments $ 147,280,428 $ 221,794,124
Unrealized Appreciation $ 11,816,355 $ 20,269,723
Unrealized Depreciation (1,648,930) (3,324,268)
Net Unrealized Appreciation (Depreciation) $ 10,167,425 $ 16,945,455

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
30 Notes to Quarterly Report
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure except the following:
Effective on or about April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes will be made:
Conservative Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 17%
to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
Moderate Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 85%
to equity, 10% to multi-asset and 5% to alternative asset classes.
Balanced Strategy Fund Growth Strategy Fund
Cost of Investments $ 965,768,907 $ 773,779,466
Unrealized Appreciation $ 99,494,427 $ 100,517,596
Unrealized Depreciation (14,227,782) (19,890,666)
Net Unrealized Appreciation (Depreciation) $ 85,266,645 $ 80,626,930
Equity Growth Strategy Fund
Cost of Investments $ 341,029,761
Unrealized Appreciation $ 27,287,025
Unrealized Depreciation (14,091,321)
Net Unrealized Appreciation (Depreciation) $ 13,195,704

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com